Related Party Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
Dec. 31, 2024
Zhuoqin Huang [Member]
Related Party Transaction [Line Items]
Related Party	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related Party	Minority shareholder of Shenzhen JamBox
Weiyi Lin [Member]
Related Party Transaction [Line Items]
Related Party	Director of Pop Shuzhi and former vice president and former director of the Company
Lei Wang [Member]
Related Party Transaction [Line Items]
Related Party	Director of Pupu Sibo
Wanquan Yi [Member]
Related Party Transaction [Line Items]
Related Party	Director of Shenzhen Pop
Shenzhen Jam Box [Member]
Related Party Transaction [Line Items]
Related Party	A company controlled by Wanquan Yi, director of Shenzhen Pop
Hualiu Boying [Member]
Related Party Transaction [Line Items]
Related Party	A company in which the Company has a minority interest
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Related Party	A company controlled by the chairman of the Company